Shareholders’ Equity (Deficit) (Details) - Schedule of Warrants Exercisable Into Ordinary Shares	12 Months Ended
	Dec. 31, 2023 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants outstanding	7,088
Warrants exercisable	7,088
September 2020 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	597
Average Exercise price per share (in Dollars per share) | $ / shares	$ 480
Warrants exercisable	597
Exercisable through	September 2024
April 2022 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	5,193
Average Exercise price per share (in Dollars per share) | $ / shares		[1]
Warrants exercisable	5,193
Exercisable through	April 2029
July 2022 [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding	1,298
Average Exercise price per share (in Dollars per share) | $ / shares		[1]
Warrants exercisable	1,298
Exercisable through	April 2029

[1]	Following the modification mentioned in Note 7.